Income Taxes Components (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Components of Income From Continuing Operations Before Income Taxes [Abstract]
U.S.	$ 493.2	$ 851.7	$ 1,153.3
Non-U.S.	1,530.7	1,084.7	933.9
Income from Continuing Operations Before Income Taxes	2,023.9	1,936.4	2,087.2
Current Income Tax Provision [Abstract]
Federal	279.9	184.4	444.5
Non-U.S.	348.7	362.7	404.8
State	9.3	8.5	35.0
Total Current Income Tax Provision	637.9	555.6	884.3
Deferred Income Tax Provision (Benefit) [Abstract]
Federal	(510.1)	(296.4)	(362.4)
Non-U.S.	(103.9)	(288.2)	(297.3)
State	(25.3)	(14.9)	(32.9)
Total Deferred Income Tax Provision (Benefit)	(639.3)	(599.5)	(692.6)
(Benefit from) Provision for income taxes	(1.4)	(43.9)	191.7
Excess income tax benefits from stock-based compensation plans recognized in equity	$ 52.7	$ 63.2	$ 65.4